Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Right of use Assets	Right-of-use assets:
	Cost					Accumulated depreciation					Net book value
	Balance at beginning of year	Additions during year	Derecognition during Year	Foreign currency translation reserve	Balance at end of year	Balance at beginning of year	Additions during year	Derecognition during Year	Foreign currency translation reserve	Balance at end of year	Balance at end of year
Composition in 2023:
Offices	166	-	-	(3)	163	-	(72)	-	(1)	(73)	90
	166	-	-	(3)	163	-	(72)	-	(1)	(73)	90
Composition in 2022:
Offices	328	166	(291)	(37)	166	227	93	(291)	(29)	-	166
	328	166	(291)	(37)	166	227	93	(291)	(29)	-	166
Composition in 2021:
Offices	332	-	-	(4)	328	124	106	-	(3)	227	101
	332	-	-	(4)	328	124	106	-	(3)	227	101

Schedule of Lease Liabilities	Lease liabilities:
	Balance at beginning of year	Additions during year	Interest expense during year	Payments during year	Translation adjustment	Balance at end of year
	in USD thousands
Composition in 2023 -
Offices	166	-	6	(81)	(4)	87
Total	166	-	6	(81)	(4)	87
Composition in 2022 -
Offices	127	166	3	(120)	(10)	166
Total	127	166	3	(120)	(10)	166
Composition in 2021
Offices	219	-	7	(103)	4	127
Total	219	-	7	(103)	4	127

Schedule of Composition of Lease Liabilities
	As of December 31
	2023	2022
	in USD thousands
Composition of lease liabilities:
Current lease liabilities
Offices	87	78
	87	78
Non-current lease liabilities
Offices	-	88
	-	88
Total	87	166

Schedule of Future Lease Payments	As of December 31, 2023, future lease payments under the leases were:
Total
Year:	in USD thousands

2024	94
94